Prepayments for Construction and Equipment Purchase	12 Months Ended
Dec. 31, 2017
Prepayments for Construction and Equipment Purchase [Abstract]
PREPAYMENTS FOR CONSTRUCTION AND EQUIPMENT PURCHASE

NOTE 7 – PREPAYMENTS FOR CONSTRUCTION AND EQUIPMENT PURCHASE

As of December 31, 2017 and 2016, the Company made the following prepayments for its new plant located at Wenling Taizhou, China:

	As of	As of
	December 31, 2017	December 31, 2016
Prepayments for equipment purchase	$527,568	$768,129
Deposit for plant construction (1)	-	1,321,990
Prepayments for land construction	-	102,117
	$527,568	$2,192,236

(1)	The deposit for plant construction of Phase I had been fully refunded in 2017 and no additional deposit was required for the construction of Phase II.